UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-22277

American Funds Money Market Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: September 30, 2010

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds Money Market Fund®

[photo of the training wheel attached to a bicycle]
Special feature

A measure of stability

▶ See page 2

Annual report for the year ended September 30, 2010

American Funds Money Market Fund® seeks to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity. The fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown in this report are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Investment returns will vary. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for the period ended September 30, 2010:

			Lifetime (since
	1 year	5 years	5/1/2009)

Class A shares	0.00%	—	0.00%

The total annual fund operating expense ratio was 0.39% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Although the fund has 12b-1 plans for some share classes, the fund is currently suspending certain 12b-1 payments in this low interest rate environment. Should payments commence, the fund’s investment results will be negatively affected. The investment adviser has reimbursed certain expenses. These reimbursements may be adjusted or discontinued by the investment adviser at any time. Fund results shown reflect the reimbursements. See the fund’s prospectus or the Financial Highlights table on pages 17 and 18 for details.

The fund’s annualized seven-day yield for Class A shares as of October 31, 2010, calculated in accordance with the Securities and Exchange Commission formula, was 0.00% (–0.20% without the reimbursement). The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than does the fund’s return.

The return of principal for money market funds is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying holdings in the fund. Money market issuer ratings, which typically range from A-1/P-1 (highest) to A-3/P-3 (lowest) are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

In this report

Special feature

2	A measure of stability

After experiencing the volatility of the equity markets in the last few years, and in the face of continuing economic tumult, many investors now recognize the importance of keeping a portion of their portfolios in cash-equivalent assets.

Contents

1	Letter to shareholders

4	Investment portfolio

8	Financial statements

22	Board of trustees and other officers

Fellow shareholders:

We are pleased to present you with American Funds Money Market Fund’s annual report for the fiscal year ended September 30, 2010. During the period, the fund’s first full year, the fund maintained a constant net asset value of $1.00 per share. In an environment marked by very mild economic growth and persistently low short-term interest rates, the fund’s annualized seven-day SEC yield as of September 30, 2010, was 0.00%.

The economy and the Federal Reserve

During the first half of the period, which began on October 1, 2009, the stock and bond markets rallied as economic activity expanded and several factors suggested the outlook was improving. By April, however, sovereign debt problems in Europe, along with continuing high unemployment and troubling budget deficits in the U.S., led to concerns about the health and durability of the economy. Growth in the U.S. slowed to a 1.7% annual rate in the second quarter of 2010, following expansion of 3.7% and 5.0% in the first quarter of 2010 and fourth quarter of 2009, respectively. In September 2010, payrolls declined and unemployment remained unchanged at 9.6%.

The overall rate of inflation remained low. The Consumer Price Index, a key measure of inflation, was up just 0.06% in September and 1.14% for the fund’s fiscal year, substantially below the Federal Reserve’s target level. Concerned about the prospect of deflation, Fed officials in September 2010 raised the prospect of taking further action to stimulate the economy. The central bank maintained the federal funds rate at 0.00%–0.25%. This benchmark lending rate has historically had a significant influence on yields for short-term debt instruments. At the start of the fund’s fiscal year, many investors were anticipating a rate increase, but that expectation has diminished in recent months.

The fund’s objective

American Funds Money Market Fund is carefully managed to provide stability and liquidity while also seeking to generate a reasonable yield on your investment.

Looking ahead, mild inflation, muted economic growth and low interest rates could continue for some time, leaving yields in the cash markets at low levels. However, the market turbulence of the past several years underscores the importance of maintaining a balanced investment portfolio that includes money market funds. In a special report that begins on page 2, “A measure of stability,” we illustrate a number of ways the fund can assist you in meeting your long-term financial goals.

We thank you for selecting American Funds Money Market Fund for your investment portfolio. As always, we appreciate the confidence you have placed in us and look forward to reporting to you again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ Kristine M. Nishiyama

Kristine M. Nishiyama
President

November 8, 2010

For current information about the fund, visit americanfunds.com.

Your fund’s annualized seven-day SEC yield as of September 30, 2010*

American Funds Money Market Fund
(reflecting a fee reimbursement, –0.18% without the reimbursement)	0.00%

*The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than does its 30-day yield or total return.

[photo of the training wheel attached to a bicycle]

A measure of stability

During the worst days of the recent financial crisis in 2008 and early 2009, many investors fled stock and bond mutual funds, pouring billions of dollars into money market funds in search of relative safety. Since that time, the U.S. economy has emerged from recession, though growth has been tepid, and corporate profitability has improved. Still, the crisis — as well as the uncertainty that continues to loom over the economic landscape — remains an important reminder of the vital role a money market fund can play as part of a diversified portfolio of stock and bond funds.

First and foremost, a money market fund can help provide stability in a balanced investment portfolio. While it does not carry a guarantee, American Funds Money Market Fund is carefully managed to maintain a net asset value of $1.00 per share. Stock and bond prices tend to fluctuate on a daily basis, but the value of a cash fund remains relatively stable and has the potential to earn income. In addition to being a haven from market turmoil, money market funds can play a very practical role in long-term financial plans. Here are some ways American Funds Money Market Fund can help you.

A flexible cash reserve

Having money available in case of emergencies, unexpected expenses or simply to pay monthly bills is important for just about every investor. A money market account is also a convenient place to temporarily hold a bonus or inheritance until a long-term strategy can be designed with an investment professional. Assets are easily accessible; shares of American Funds Money Market Fund can be redeemed online or by phone at any time, and the fund offers free check-writing privileges.

It is also important to note that, unlike a savings or checking account, the fund is actively managed. The experienced professionals of Capital Research and Management Company, the fund’s investment adviser, recognize the value of every dollar invested in the fund and work hard to preserve that value even in the most difficult market environments.

[Begin Sidebar]
The value of a money market fund

After experiencing the volatility of the equity markets in the last few years, and in the face of continuing economic tumult, many investors now recognize the importance of keeping a portion of their portfolios in cash-equivalent assets.
[End Sidebar]

A holding place for periodic investments

Your fund also can be used to accumulate cash designated for regularly scheduled purchases of shares in one or more American Funds equity or fixed-income funds. By investing a consistent amount of money every month or quarter, you can gradually increase your exposure to the stock and bond markets.

This systematic approach to investing, referred to as dollar cost averaging, can help you cope with the natural hesitation to invest in a declining market, when prices may actually be more reasonable. Of course, regular investing does not ensure a profit or protect against loss. You should consider your willingness to continue investing when share prices are declining. However, this disciplined approach — which allows you to buy more fund shares at lower prices during a dip — can help account values grow when prices rise.

Capital preservation

After experiencing the volatility of the equity markets in the last few years, and in the face of continuing economic tumult, many investors now recognize the importance of keeping a portion of their portfolios in cash-equivalent assets. By doing so, they can preserve capital while potentially earning a modest stream of income. This can be particularly important if they are planning a large purchase, such as a house or car, relatively soon.

Whatever the particular need or circumstance, American Funds Money Market Fund — and the stability it offers — can serve as a key component in your overall investment portfolio. ■

[photo of a boy wearing a helmet riding a bicycle]

Investment portfolio
September 30, 2010

Percent of net assets
Federal agency discount notes	69.9%
U.S. Treasuries	18.7
Commercial paper	8.8
Discount notes	4.1
Other assets less liabilities	(1.5)
100.0%

		Principal
	Yield at	amount	Value
Short-term securities - 101.50%	acquisition	(000)	(000)

Federal agency discount notes - 69.95%
Freddie Mac
10/1/2010	0.16%	$200,000	$199,999
10/5/2010	0.21	240,000	239,994
10/6/2010	0.23	100,000	99,997
10/12/2010	0.18	158,943	158,934
10/13/2010	0.21	320,960	320,941
10/18/2010	0.27	213,000	212,981
10/25/2010	0.18	62,642	62,634
10/26/2010	0.17	13,465	13,463
11/1/2010	0.17	207,206	207,177
11/8/2010	0.18	74,900	74,888
11/9/2010	0.30	100,000	99,983
11/15/2010	0.18	91,900	91,882
11/16/2010	0.20	50,000	49,990
11/17/2010	0.20	280,900	280,836
11/18/2010	0.17	465,600	465,493
11/19/2010	0.18	400,000	399,905
11/22/2010	0.18	129,185	129,154
11/23/2010	0.20	253,780	253,715
11/29/2010	0.21	184,730	184,686
11/30/2010	0.20	75,750	75,729
12/2/2010	0.18	132,162	132,124
12/6/2010	0.18	224,400	224,328
12/7/2010	0.29	133,000	132,956
12/8/2010	0.21	175,000	174,942
12/13/2010	0.21	150,000	149,946
12/14/2010	0.18	158,015	157,957
12/15/2010	0.34	182,335	182,268
12/16/2010	0.34	100,000	99,962
12/27/2010	0.19	75,500	75,466
1/10/2011	0.23	43,000	42,977
1/18/2011	0.21	50,000	49,970
2/22/2011	0.21	243,691	243,489
3/1/2011	0.23	27,500	27,476
3/22/2011	0.22	75,000	74,922
4/26/2011	0.31	50,000	49,933
Federal Home Loan Bank
10/6/2010	0.14	370,600	370,591
10/7/2010	0.19	100,000	99,997
10/8/2010	0.14	564,300	564,282
10/13/2010	0.19	305,260	305,242
10/15/2010	0.16	335,012	334,990
10/20/2010	0.17	290,765	290,737
10/22/2010	0.18	623,300	623,233
10/25/2010	0.18	75,000	74,991
10/27/2010	0.17	260,500	260,466
10/28/2010	0.13	51,800	51,795
10/29/2010	0.18	36,000	35,995
11/5/2010	0.17	110,400	110,383
11/12/2010	0.18	50,000	49,991
11/16/2010	0.17	100,000	99,979
11/17/2010	0.17	100,000	99,977
11/19/2010	0.20	50,000	49,988
11/22/2010	0.14	250,000	249,948
11/23/2010	0.15	163,800	163,763
11/24/2010	0.17	257,430	257,363
11/26/2010	0.18	67,451	67,433
11/29/2010	0.18	75,000	74,982
12/1/2010	0.14	57,000	56,983
12/3/2010	0.18	275,000	274,917
12/15/2010	0.23	165,000	164,939
1/28/2011	0.36	125,000	124,919
2/14/2011	0.38	50,000	49,961
2/25/2011	0.38	50,000	49,957
Fannie Mae
10/1/2010	0.19	200,000	199,999
10/4/2010	0.19	75,000	74,999
10/12/2010	0.15	10,000	9,999
10/13/2010	0.27	25,000	24,999
10/18/2010	0.19	219,650	219,631
10/20/2010	0.22	361,840	361,804
10/27/2010	0.18	265,289	265,254
11/1/2010	0.17	25,108	25,104
11/2/2010	0.16	150,000	149,978
11/3/2010	0.17	50,000	49,993
11/4/2010	0.16	150,000	149,977
11/8/2010	0.21	50,000	49,992
11/9/2010	0.16	500,000	499,913
11/10/2010	0.20	15,000	14,997
11/15/2010	0.20	167,400	167,367
11/16/2010	0.17	18,300	18,296
11/17/2010	0.17	80,000	79,982
11/24/2010	0.21	200,950	200,897
12/1/2010	0.18	184,008	183,955
12/8/2010	0.18	27,368	27,359
12/14/2010	0.24	33,300	33,288
12/15/2010	0.24	100,000	99,963
12/17/2010	0.23	100,000	99,961
12/20/2010	0.25	100,000	99,960
12/21/2010	0.25	100,000	99,959
12/22/2010	0.25	145,300	145,239
1/12/2011	0.25	75,000	74,959
1/18/2011	0.23	263,000	262,845
2/9/2011	0.21	50,440	50,403
3/28/2011	0.24	50,000	49,945
4/18/2011	0.31	100,000	99,873
5/9/2011	0.33	50,000	49,926
Federal Farm Credit Banks
10/4/2010	0.14	50,000	49,999
11/15/2010	0.26	25,000	24,995
11/19/2010	0.17	55,000	54,987
11/30/2010	0.18	50,000	49,986
12/1/2010	0.17	35,000	34,990
12/2/2010	0.29	50,000	49,985
12/13/2010	0.27	25,000	24,991
12/22/2010	0.18	50,000	49,979
12/27/2010	0.18	100,000	99,955
Total federal agency discount notes			14,779,582

U.S. Treasuries - 18.67%
U.S. Treasury Bills
10/21/2010	0.15	125,000	124,991
11/4/2010	0.13	207,900	207,877
11/12/2010	0.15	484,600	484,515
11/18/2010	0.15	536,400	536,306
11/26/2010	0.15	172,450	172,408
12/2/2010	0.14	341,700	341,625
12/9/2010	0.15	500,000	499,870
12/16/2010	0.16	343,400	343,307
12/23/2010	0.15	308,800	308,704
12/30/2010	0.15	401,000	400,843
1/13/2011	0.15	300,000	299,886
1/27/2011	0.14	74,100	74,070
3/3/2011	0.19	150,000	149,892
Total U.S. Treasuries			3,944,294

Commercial paper - 8.81%
Straight-A Funding LLC (1)
10/6/2010	0.33	20,000	19,999
10/8/2010	0.33	50,043	50,039
10/8/2010	0.25	40,000	39,998
10/12/2010	0.34	80,892	80,884
10/13/2010	0.27	90,000	89,990
10/13/2010	0.35	40,000	39,996
10/19/2010	0.29	85,062	85,048
10/19/2010	0.26	30,000	29,995
10/28/2010	0.26	50,000	49,989
11/2/2010	0.21	55,000	54,989
11/3/2010	0.30	50,044	50,031
11/8/2010	0.22	81,000	80,981
11/8/2010	0.22	40,041	40,031
11/10/2010	0.27	40,000	39,987
11/18/2010	0.24	41,135	41,119
11/19/2010	0.23	31,412	31,400
12/1/2010	0.24	31,055	31,040
KfW (1)
10/1/2010	0.24	110,000	109,999
10/14/2010	0.17	60,000	59,996
10/21/2010	0.26	75,000	74,991
10/26/2010	0.25	30,500	30,495
10/27/2010	0.25	150,000	149,976
11/18/2010	0.24	20,000	19,994
European Investment Bank
10/4/2010	0.21	200,000	199,994
10/28/2010	0.21	100,000	99,979
11/12/2010	0.19	100,000	99,968
11/24/2010	0.21	20,400	20,392
Denmark (Kingdom of)
10/6/2010	0.17	50,000	49,999
10/26/2010	0.16	40,000	39,993
11/9/2010	0.17	50,000	49,991
Total commercial paper			1,861,283

Discount notes - 4.07%
International Bank for Reconstruction and Development
10/1/2010	0.18	110,000	110,000
10/4/2010	0.21	200,000	199,996
10/6/2010	0.20	100,000	99,997
10/7/2010	0.12	100,000	99,998
11/1/2010	0.17	101,250	101,235
11/12/2010	0.25	48,000	47,991
11/15/2010	0.14	200,000	199,964
Total discount notes			859,181

Total investment securities (cost: $21,443,517,000)			21,444,340
Other assets less liabilities			(316,616)

Net assets			$21,127,724

(1) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,300,967,000, which represented 6.16% of the net assets of the fund.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at September 30, 2010	(dollars in thousands)

Assets:
Investment securities, at value (cost: $21,443,517)		$21,444,340
Cash		9,600
Receivables for sales of fund's shares		62,623
		21,516,563
Liabilities:
Payables for:
Purchases of investments	$276,476
Repurchases of fund's shares	107,803
Investment advisory services	871
Services provided by affiliates	3,172
Trustees' deferred compensation	251
Other	266	388,839
Net assets at September 30, 2010		$21,127,724

Net assets consist of:
Capital paid in on shares of beneficial interest		$21,126,901
Net unrealized appreciation		823
Net assets at September 30, 2010		$21,127,724

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (21,126,642 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$15,612,315	15,611,515	$1.00
Class B	372,025	372,006	1.00
Class C	454,686	454,663	1.00
Class F-1	34,712	34,710	1.00
Class F-2	10,796	10,796	1.00
Class 529-A	657,827	657,794	1.00
Class 529-B	42,653	42,650	1.00
Class 529-C	143,004	142,996	1.00
Class 529-E	38,490	38,488	1.00
Class 529-F-1	31,689	31,688	1.00
Class R-1	75,504	75,500	1.00
Class R-2	1,382,949	1,382,878	1.00
Class R-3	1,169,925	1,169,865	1.00
Class R-4	719,411	719,374	1.00
Class R-5	343,313	343,296	1.00
Class R-6	38,425	38,423	1.00

See Notes to Financial Statements

Statement of operations
for the year ended September 30, 2010	(dollars in thousands)

Investment income:
Income:
Interest		$37,618

Fees and expenses*:
Investment advisory services	$60,826
Distribution services	4,013
Transfer agent services	17,700
Administrative services	12,442
Reports to shareholders	854
Registration statement and prospectus	2,239
Trustees' compensation	336
Auditing and legal	82
Custodian	331
State and local taxes	96
Other	172
Total fees and expenses before reimbursements	99,091
Less reimbursements of fees and expenses	61,473
Total fees and expenses after reimbursements		37,618
Net investment income		-

Net unrealized depreciation on investments		(1,221)
Net decrease in net assets resulting
from operations		$(1,221)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)
	Year ended September 30, 2010	For the period May 1, 2009* to September 30, 2009
Operations:
Net investment income	$-	$-
Net unrealized (depreciation) appreciation on investments	(1,221)	709
Net (decrease) increase in net assets resulting from operations	(1,221)	709

Dividends paid or accrued to shareholders from net investment income	-	-

Net capital share transactions	(4,677,408)	25,805,644

Total (decrease) increase in net assets	(4,678,629)	25,806,353

Net assets:
Beginning of period	25,806,353	-
End of period	$21,127,724	$25,806,353

(*) Commencement of operations.

See Notes to Financial Statements

Notes to financial statements

1.	Organization

American Funds Money Market Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The investment objective of the fund is to provide income on cash reserves while preserving capital and maintaining liquidity.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	None	None	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B, 529-B, C and 529-C shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method, which permits the fund to maintain a constant net asset value of $1.00 per share.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At September 30, 2010, all of the fund’s investment securities were classified as Level 2.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Investing in money market securities – The value and liquidity of the securities held by the fund may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Credit and liquidity support – Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the U.S. – Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social or economic developments in the country or region in which the issuer operates.

Management – The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended September 30, 2010, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2009, the year the fund commenced operations.

Distributions – Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of September 30, 2010, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund for financial reporting purposes.

As of September 30, 2010, the tax basis components of unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$867
Gross unrealized depreciation on investment securities	(44)
Net unrealized appreciation on investment securities	823
Cost of investment securities	21,443,517

6.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services - On November 24, 2009, shareholders approved amendments to the fund’s Investment Advisory and Service Agreement with CRMC. The agreement provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.295% on the first $1 billion of daily net assets and decreasing to 0.256% on such assets in excess of $34 billion. For the year ended September 30, 2010, the investment advisory services fee was $60,826,000, which was equivalent to an annualized rate of 0.268% of average daily net assets.

Due to lower short-term interest rates, CRMC agreed to pay a portion of fees and expenses. For the year ended September 30, 2010, the total fees paid by CRMC were as follows:

Share class	(dollars in thousands)
Class A	$37,768
Class B	4,541
Class C	1,322
Class F-1	252
Class F-2	98
Class 529-A	2,284
Class 529-B	547
Class 529-C	508
Class 529-E	134
Class 529-F-1	113
Class R-1	219
Class R-2	6,792
Class R-3	4,147
Class R-4	1,959
Class R-5	745
Class R-6	44
Total	$61,473

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.15% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use a portion (0.15% for Class A, B, 529-A and 529-B shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.15%	0.15%
Class 529-A	0.15	0.50
Classes B and 529-B	0.90	0.90
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described on the following page.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the year ended September 30, 2010, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$-	$17,258	Not applicable	Not applicable	Not applicable
Class B	3,520	442	Not applicable	Not applicable	Not applicable
Class C	-	Included in administrative services	$541	$158	Not applicable
Class F-1	121		53	21	Not applicable
Class F-2		Not applicable	15	4	Not applicable
Class 529-A	-		630	189	$666
Class 529-B	372		47	17	50
Class 529-C	-		138	48	146
Class 529-E	-		37	11	39
Class 529-F-1	-		31	9	33
Class R-1	-		96	32	Not applicable
Class R-2	-		2,066	3,111	Not applicable
Class R-3	-		1,756	1,015	Not applicable
Class R-4	-		1,070	50	Not applicable
Class R-5		Not applicable	341	6	Not applicable
Class R-6		Not applicable	14	2	Not applicable
Total	$4,013	$17,700	$6,835	$4,673	$934

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 2009, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees’ compensation, shown on the accompanying financial statements, includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Repurchases(*)		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares
Year ended September 30, 2010
Class A	$18,258,836	18,258,836	$(22,216,445)	(22,216,445)	$(3,957,609)	(3,957,609)
Class B	197,577	197,577	(451,447)	(451,447)	(253,870)	(253,870)
Class C	431,573	431,573	(615,330)	(615,330)	(183,757)	(183,757)
Class F-1	86,450	86,450	(107,944)	(107,944)	(21,494)	(21,494)
Class F-2	260,228	260,228	(385,837)	(385,837)	(125,609)	(125,609)
Class 529-A	361,732	361,732	(379,806)	(379,806)	(18,074)	(18,074)
Class 529-B	20,963	20,963	(33,902)	(33,902)	(12,939)	(12,939)
Class 529-C	80,108	80,108	(89,720)	(89,720)	(9,612)	(9,612)
Class 529-E	20,462	20,462	(21,147)	(21,147)	(685)	(685)
Class 529-F-1	23,664	23,664	(25,897)	(25,897)	(2,233)	(2,233)
Class R-1	100,796	100,796	(108,920)	(108,920)	(8,124)	(8,124)
Class R-2	1,194,920	1,194,920	(1,234,094)	(1,234,094)	(39,174)	(39,174)
Class R-3	1,157,307	1,157,307	(1,207,265)	(1,207,265)	(49,958)	(49,958)
Class R-4	728,919	728,919	(742,401)	(742,401)	(13,482)	(13,482)
Class R-5	306,643	306,643	(310,360)	(310,360)	(3,717)	(3,717)
Class R-6	93,096	93,096	(70,167)	(70,167)	22,929	22,929
Total net increase
(decrease)	$23,323,274	23,323,274	$(28,000,682)	(28,000,682)	$(4,677,408)	(4,677,408)

	Sales(*)		Issued in connection with merger of The Cash Management Trust of America		Issued in connection with merger of The U.S. Treasury Money Fund of America		Repurchases(*)		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period May 1, 2009(†) to September 30, 2009
Class A	$6,749,266	6,749,266	$16,552,460	16,551,835	$3,876,970	3,876,312	$(7,608,289)	(7,608,289)	$19,570,407	19,569,124
Class B	61,221	61,221	730,878	730,857	-	-	(166,202)	(166,202)	625,897	625,876
Class C	101,750	101,750	766,696	766,676	-	-	(230,006)	(230,006)	638,440	638,420
Class F-1	16,696	16,696	85,938	85,935	-	-	(46,427)	(46,427)	56,207	56,204
Class F-2	335,733	335,733	1,341	1,336	-	-	(200,664)	(200,664)	136,410	136,405
Class 529-A	116,721	116,721	686,414	686,393	-	-	(127,246)	(127,246)	675,889	675,868
Class 529-B	8,057	8,057	56,183	56,182	-	-	(8,650)	(8,650)	55,590	55,589
Class 529-C	27,531	27,531	163,157	163,153	-	-	(38,076)	(38,076)	152,612	152,608
Class 529-E	6,106	6,106	40,387	40,387	-	-	(7,320)	(7,320)	39,173	39,173
Class 529-F-1	6,915	6,915	35,992	35,990	-	-	(8,984)	(8,984)	33,923	33,921
Class R-1	27,372	27,372	75,856	75,854	8,211	8,209	(27,811)	(27,811)	83,628	83,624
Class R-2	314,505	314,505	1,333,646	1,333,600	114,202	114,160	(340,213)	(340,213)	1,422,140	1,422,052
Class R-3	277,224	277,224	1,138,057	1,138,018	108,807	108,771	(304,190)	(304,190)	1,219,898	1,219,823
Class R-4	141,490	141,490	645,243	645,219	117,300	117,279	(171,132)	(171,132)	732,901	732,856
Class R-5	116,585	116,585	294,903	294,892	45,366	45,355	(109,819)	(109,819)	347,035	347,013
Class R-6	18,242	18,242	-	-	-	-	(2,748)	(2,748)	15,494	15,494
Total net increase
(decrease)	$8,325,414	8,325,414	$22,607,151	22,606,327	$4,270,856	4,270,086	$(9,397,777)	(9,397,777)	$25,805,644	25,804,050

(*)Includes exchanges between share classes of the fund.
(†)Commencement of operations.

Financial highlights(1)

	Net asset value, beginning of period	Net investment income(2)	Dividends (from net investment income)	Net asset value, end of period	Total return(3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements	Ratio of expenses to average net assets after reimbursements(4)	Ratio of net income to average net assets(4)
Class A:
Year ended 9/30/2010	$1.00	$-	$-	$1.00	.00%	$15,612	.39%	.17%	-%
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	19,571	.19	.08	-
Class B:
Year ended 9/30/2010	1.00	-	-	1.00	.00	372	1.13	.16	-
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	626	.49	.08	-
Class C:
Year ended 9/30/2010	1.00	-	-	1.00	.00	455	.42	.17	-
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	638	.22	.08	-
Class F-1:
Year ended 9/30/2010	1.00	-	-	1.00	.00	35	.69	.17	-
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	56	.32	.08	-
Class F-2:
Year ended 9/30/2010	1.00	-	-	1.00	.00	11	.32	.15	-
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	136	.20	.08	-
Class 529-A:
Year ended 9/30/2010	1.00	-	-	1.00	.00	658	.51	.17	-
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	676	.25	.08	-
Class 529-B:
Year ended 9/30/2010	1.00	-	-	1.00	.00	43	1.27	.16	-
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	56	.56	.08	-
Class 529-C:
Year ended 9/30/2010	1.00	-	-	1.00	.00	143	.51	.17	-
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	153	.25	.08	-
Class 529-E:
Year ended 9/30/2010	1.00	-	-	1.00	.00	38	.51	.17	-
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	39	.25	.08	-
Class 529-F-1:
Year ended 9/30/2010	1.00	-	-	1.00	.00	32	.51	.17	-
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	34	.25	.08	-
Class R-1:
Year ended 9/30/2010	1.00	-	-	1.00	.00	76	.45	.17	-
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	84	.21	.08	-
Class R-2:
Year ended 9/30/2010	1.00	-	-	1.00	.00	1,383	.66	.17	-
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	1,422	.33	.08	-
Class R-3:
Year ended 9/30/2010	1.00	-	-	1.00	.00	1,170	.52	.17	-
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	1,220	.24	.08	-
Class R-4:
Year ended 9/30/2010	1.00	-	-	1.00	.00	719	.44	.17	-
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	733	.21	.08	-
Class R-5:
Year ended 9/30/2010	1.00	-	-	1.00	.00	343	.38	.17	-
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	347	.19	.08	-
Class R-6:
Year ended 9/30/2010	1.00	-	-	1.00	.00	38	.34	.17	-
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	15	.18	.08	-

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements from CRMC. During the periods shown, CRMC agreed to pay a portion of the fees and expenses for all share classes due to lower short-term interest rates.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds Money Market Fund (the "Fund") at September 30, 2010, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period May 1, 2009 (commencement of operations) through September 30, 2009, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at September 30, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
November 8, 2010

Expense example
                                             unaudited

As a shareholder of the fund, you incur certain ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Certain share classes also incur transaction costs such as contingent deferred sales charges (loads) on redemptions. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2010, through September 30, 2010).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4/1/2010	Ending account value 9/30/2010	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,000.00	$0.95	.19%
Class A -- assumed 5% return	1,000.00	1,024.12	0.96	.19
Class B -- actual return	1,000.00	1,000.00	0.95	.19
Class B -- assumed 5% return	1,000.00	1,024.12	0.96	.19
Class C -- actual return	1,000.00	1,000.00	0.95	.19
Class C -- assumed 5% return	1,000.00	1,024.12	0.96	.19
Class F-1 -- actual return	1,000.00	1,000.00	0.95	.19
Class F-1 -- assumed 5% return	1,000.00	1,024.12	0.96	.19
Class F-2 -- actual return	1,000.00	1,000.00	0.95	.19
Class F-2 -- assumed 5% return	1,000.00	1,024.12	0.96	.19
Class 529-A -- actual return	1,000.00	1,000.00	0.95	.19
Class 529-A -- assumed 5% return	1,000.00	1,024.12	0.96	.19
Class 529-B -- actual return	1,000.00	1,000.00	0.95	.19
Class 529-B -- assumed 5% return	1,000.00	1,024.12	0.96	.19
Class 529-C -- actual return	1,000.00	1,000.00	0.95	.19
Class 529-C -- assumed 5% return	1,000.00	1,024.12	0.96	.19
Class 529-E -- actual return	1,000.00	1,000.00	0.95	.19
Class 529-E -- assumed 5% return	1,000.00	1,024.12	0.96	.19
Class 529-F-1 -- actual return	1,000.00	1,000.00	0.95	.19
Class 529-F-1 -- assumed 5% return	1,000.00	1,024.12	0.96	.19
Class R-1 -- actual return	1,000.00	1,000.00	0.95	.19
Class R-1 -- assumed 5% return	1,000.00	1,024.12	0.96	.19
Class R-2 -- actual return	1,000.00	1,000.00	0.95	.19
Class R-2 -- assumed 5% return	1,000.00	1,024.12	0.96	.19
Class R-3 -- actual return	1,000.00	1,000.00	0.95	.19
Class R-3 -- assumed 5% return	1,000.00	1,024.12	0.96	.19
Class R-4 -- actual return	1,000.00	1,000.00	0.95	.19
Class R-4 -- assumed 5% return	1,000.00	1,024.12	0.96	.19
Class R-5 -- actual return	1,000.00	1,000.00	0.95	.19
Class R-5 -- assumed 5% return	1,000.00	1,024.12	0.96	.19
Class R-6 -- actual return	1,000.00	1,000.00	0.95	.19
Class R-6 -- assumed 5% return	1,000.00	1,024.12	0.96	.19

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Board of trustees and other officers

“Independent” trustees1

	Year first
	elected a
	trustee of
Name and age	the fund2	Principal occupation(s) during past five years

Lee A. Ault III, 74	2010	Private investor and corporate director; former
		Chairman of the Board, In-Q-Tel, Inc.
		(technology venture company)

William H. Baribault, 65	2010	Chairman of the Board and CEO, Oakwood
		Enterprises (private investment and consulting)

Ambassador	2009	Corporate director and author; former U.S.
Richard G. Capen, Jr., 76		Ambassador to Spain

James G. Ellis, 63	2009	Dean and Professor of Marketing, Marshall School of
		Business, University of Southern California

Martin Fenton, 75	2009	Chairman of the Board, Senior Resource
Chairman of the Board		Group LLC (development and management of
(Independent and Non-Executive)		senior living communities)

Leonard R. Fuller, 64	2009	President and CEO, Fuller Consulting (financial
		management consulting firm)

W. Scott Hedrick, 65	2010	Founding General Partner, InterWest Partners
		(venture capital firm)

R. Clark Hooper, 64	2009	Private investor; former President, Dumbarton Group
		LLC (securities industry consulting)

Merit E. Janow, 52	2010	Professor, Columbia University, School of
		International and Public Affairs; former Member,
		World Trade Organization Appellate Body

Laurel B. Mitchell, Ph.D., 55	2009	Clinical Professor and Director, Accounting Program, University of Redlands

Richard G. Newman, 76	2009	Chairman of the Board, AECOM Technology
		Corporation (engineering, consulting and professional
		technical services)

Frank M. Sanchez, 67	2009	Principal, The Sanchez Family Corporation dba
		McDonald’s Restaurants (McDonald’s licensee)

Margaret Spellings, 53	2009	President and CEO, Margaret Spellings & Company;
		Executive Vice President, National Chamber
		Foundation and Senior Advisor to the President and
		CEO, U.S. Chamber of Commerce; former United
		States Secretary of Education, United States
		Department of Education — Federal Government
		Agency; former Assistant to the President for
		Domestic Policy, The White House: Federal
		Government, Executive Branch — Domestic Policy

Steadman Upham, Ph.D., 61	2009	President and Professor of Anthropology, The
		University of Tulsa

“Independent” trustees1
	Number of
	portfolios
	in fund
	complex3
	overseen by
Name and age	trustee	Other directorships4 held by trustee

Lee A. Ault III, 74	38	Anworth Mortgage Asset Corporation;
		Office Depot,
Inc.

William H. Baribault, 65	38	None

Ambassador	12	Capital Private Client Services Funds;
Richard G. Capen, Jr., 76		Carnival Corporation

James G. Ellis, 63	41	Quiksilver, Inc.

Martin Fenton, 75	41	Capital Private Client Services Funds
Chairman of the Board
(Independent and Non-Executive)

Leonard R. Fuller, 64	41	None

W. Scott Hedrick, 65	38	Hot Topic, Inc.; Office Depot, Inc.

R. Clark Hooper, 64	44	JPMorgan Value Opportunities Fund, Inc.;
		The Swiss Helvetia Fund, Inc.

Merit E. Janow, 52	41	The NASDAQ Stock Market LLC;
		Trimble Navigation Limited

Laurel B. Mitchell, Ph.D., 55	38	None

Richard G. Newman, 76	13	Capital Private Client Services Funds;
		Sempra Energy; SouthWest Water Company

Frank M. Sanchez, 67	38	None

Margaret Spellings, 53	38	None

Steadman Upham, Ph.D., 61	41	None

H. Frederick Christie, a trustee of the fund since 2009, retired from the board in December 2009. The trustees thank Mr. Christie for his dedication and service to the fund.

“Interested” trustees5

	Year first
	elected a
	trustee or	Principal occupation(s) during past five years and
Name, age and	officer of	positions held with affiliated entities or the
position with fund	the fund2	principal underwriter of the fund

Paul G. Haaga, Jr., 61	2009	Chairman of the Board, Capital Research
Vice Chairman of the Board		and Management Company; Senior Vice President —
		Fixed Income, Capital Research and Management
		Company

Abner D. Goldstine, 80	2009	Senior Vice President — Fixed Income, Capital
		Research and Management Company; Director,
		Capital Research and Management Company

“Interested” trustees5

	Number of
	portfolios
	in fund
	complex3
Name, age and	overseen by
position with fund	trustee	Other directorships4 held by trustee

Paul G. Haaga, Jr., 61	12	None
Vice Chairman of the Board

Abner D. Goldstine, 80	2	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Other officers

	Year first
	elected	Principal occupation(s) during past five years
Name, age and	an officer	and positions held with affiliated entities or the
position with fund	of the fund2	principal underwriter of the fund

Kristine M. Nishiyama, 40	2009	Senior Vice President and Senior Counsel — Fund
President		Business Management Group, Capital Research and
		Management Company; Vice President and Senior
		Counsel, Capital Bank and Trust Company6

Louise M. Moriarty, 51	2009	Vice President — Fixed Income, Capital Research
Senior Vice President		Company6

Karen F. Hall, 45	2009	Vice President — Fixed Income, Capital Research
Vice President		and Management Company

Belinda A. Heard, 48	2009	Vice President — Fixed Income, Capital Research
Vice President		and Management Company

Kimberly S. Verdick, 46	2009	Vice President — Fund Business Management
Secretary		Group, Capital Research and Management Company

Ari M. Vinocor, 36	2009	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company

Courtney R. Taylor, 35	2009	Assistant Vice President — Fund Business
Assistant Secretary		Management Group, Capital Research and
		Management Company

M. Susan Gupton, 37	2009	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

1The term “independent” trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act.
2Trustees and officers of the fund serve until their resignation, removal or retirement.

3Capital Research and Management Company manages the American Funds, consisting of 30 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® Inc., which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; and Endowments,SM which is available to certain nonprofit organizations.

4This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company.

5“Interested persons” within the meaning of the 1940 Act, as amended, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

6Company affiliated with Capital Research and Management Company.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Money Market Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Money Market Fund, but it also may be used as sales literature when preceded or accompanied by the current summary prospectus or prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2010, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system
Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®

•Bond funds
Emphasis on current income through bonds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
Emphasis on tax-exempt current income through municipal bonds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
>American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGEAR-959-1110P

Litho in USA AGD/AC/10078-S25014

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Frank M. Sanchez, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members.  There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such.  Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2009	$38,000
2010	$28,000

b) Audit-Related Fees:
2009	None
2010	None

c) Tax Fees:
2009	$6,000
2010	$20,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2009	None
2010	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2009	None
2010	None

c) Tax Fees:
2009	$14,000
2010	$23,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2009	$3,000
2010	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $23,000 for fiscal year 2009 and $45,000 for fiscal year 2010. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MONEY MARKET FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, President and Principal Executive Officer

Date: November 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, President and Principal Executive Officer

Date: November 30, 2010

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: November 30, 2010